TRADE AND OTHER RECEIVABLES INTERCOMPANY (Tables)	12 Months Ended
Dec. 31, 2021
TRADE AND OTHER RECEIVABLES/ INTERCOMPANY
Schedule Of Trade And Other Receivables

	2021	2020
	£'000	£'000
Prepayments and other receivables	13,194	812
Mining equipment prepayments	47,426	—
Other taxation and social security	2,739	1,364
Total trade and other receivables	63,359	2,176